Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000138493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Class Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Trading Symbol	PDBC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$22	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1],[2]
Net Assets	$ 4,380,986,253
Holdings Count | Holding	24
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,380,986,253
Total number of portfolio holdings	24

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Risk allocation by sector*
(% of net assets)
Energy	53.8%
Agriculture	21.9%
Precious Metals	16.5%
Base Metals	7.8%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000234823 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Class Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Trading Symbol	EVMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$22	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[3],[4]
Net Assets	$ 6,765,769
Holdings Count | Holding	10
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$6,765,769
Total number of portfolio holdings	10

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Risk allocation by base metal*
(% of net assets)
Nickel	32.6%
Aluminum	25.7%
Copper	20.3%
Cobalt	13.6%
Iron Ore	3.7%
Lithium	3.2%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000237566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Class Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Trading Symbol	PDBA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Agriculture Commodity Strategy No K-1 ETF	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[5],[6]
Net Assets	$ 89,391,742
Holdings Count | Holding	13
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$89,391,742
Total number of portfolio holdings	13

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Risk allocation by agriculture commodity*
(% of net assets)
Coffee	16.6%
Cocoa	13.2%
Live Cattle	13.1%
Corn	11.3%
Soybeans	11.2%
Sugar	10.2%
Lean Hogs	7.4%
Wheat	5.1%
KC Wheat	5.1%
Feeder Cattle	4.6%
Cotton	2.2%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.